Other operating expenses	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Other operating expenses	6 Other operating expenses
(a) Items included within other operating expenses
The following items are included within other operating expenses:

	Notes	2024 £m	2023 £m	2022 £m
Other operating expenses		13,093	7,538	9,018
The following items are included within other operating expenses:
Master Settlement Agreement and State Settlement Agreements	6(b),(d)	1,689	2,023	2,387
Proposed Plans in Canada*	6(c)	6,203	—	—
Inventory write-offs	20	134	250	250
Research and development expenses (excluding employee benefit costs and depreciation)	6(e)	174	181	138
Loss/(gain) on disposal of businesses*	6(f)	—	546	(6)
Partial disposal of shares in ITC*	6(g)	6	—	—
Charges in respect of DOJ and OFAC investigation*	6(h)	4	75	450
(Reversals)/charges in respect of assets held-for-sale*	6(j)	—	(195)	612
Charges in respect of Nigerian FCCPC case*	6(i)	—	—	79
Romania and Brazil other taxes*	6(k)	449	49	12
Marketing costs in operating expenses	6(l)	1,111	1,152	1,160
Exchange differences		11	17	92
Hedge ineffectiveness within operating profit		5	(12)	36
Expenses relating to short-term leases		8	13	11
Expenses relating to leases of low-value assets		1	1	1
Auditor’s remuneration	6(m)	30	29	29
Note:
*Recognised and reported as an adjusting item. In addition to these captions, as set out in note 6(d), some litigation costs are treated as adjusting items.
Sustainability costs are included in other operating expenses and reported in a separate note, refer to note 33 for further information.
(b) Master Settlement Agreement and State Settlement Agreements
In 1998, the major U.S. cigarette manufacturers (including the R.J. Reynolds Tobacco Company, Lorillard and Brown & Williamson,
businesses which are now part of the Reynolds Group) entered into the Master Settlement Agreement (MSA) with attorneys general representing most U.S. states and territories. The MSA imposes a perpetual stream of future payment obligations on the major U.S.
cigarette manufacturers. The amounts of money that the participating manufacturers are required to annually contribute are based upon, amongst other things, the volume of cigarettes sold and market share (based on cigarette shipments in that year). The MSA has been subject to certain adjustments since 1998, including agreements related to the Non-Participating Manufacturer (NPM) adjustment under the MSA reached with various U.S. states between 2012 and 2023.
The amounts payable by Group companies under the arrangement accrue as and when shipments of tobacco products are made.
Adjustments to amounts due in relation to past payments are typically received in the form of credits offsettable only against current or future performance obligations. Unless credits have been realised by way of cash refund or by offset against liabilities due, they are treated as contingent assets until realised. Credits in respect of future years’ payments and the NPM adjustment claims would be accounted for in the applicable year and will not be treated as adjusting items. Only credits in respect of prior year payments are included as adjusting items.
The charge in each reporting period and the cashflow impact in the same period are not directly related, as the MSA is generally settled once a year in April of the following year.
The BAT Group is subject to substantial payment obligations under the MSA and the state settlement agreements with the States of
Mississippi, Florida, Texas and Minnesota (such settlement agreements, collectively State Settlement Agreements). Reynolds Group’s operating subsidiaries’ expenses and payments under the MSA and the State Settlement Agreements for 2024 amounted to
US$2,160 million (2023: US$2,516 million; 2022: US$2,951 million) in respect of settlement expenses and US$2,535 million (2023:
US$2,874 million; 2022: US$3,129 million) in respect of settlement cash payments.

	Note	US$m	2024 £m	US$m	2023 £m	US$m	2022 £m
Opening MSA liability	25	2,279	1,788	2,637	2,193	2,815	2,079
Settlement expense	31	2,160	1,689	2,516	2,023	2,951	2,387
Cash paid	31	(2,535)	(1,983)	(2,874)	(2,311)	(3,129)	(2,531)
Difference on exchange		—	26	—	(117)	—	258
Closing MSA liability	25	1,904	1,520	2,279	1,788	2,637	2,193
Non-Participating Manufacturer adjustments
During 2012, R.J. Reynolds Tobacco Company, Santa Fe Natural Tobacco Company (SFNTC), various other tobacco manufacturers,
17 states, the District of Columbia and Puerto Rico reached an agreement related to the Non-Participating Manufacturer (NPM)
adjustment under the MSA, and three more states joined the agreement in 2013. Under this agreement, R.J. Reynolds Tobacco Company has received credits of more than US$1 billion, in respect of its Non-Participating Manufacturer (NPM) Adjustment claims related to the period from 2003 to 2012. These credits have been applied against the companies’ MSA payments over a period of five years from 2013, subject to, and dependent upon, meeting the various ongoing performance obligations. During 2014, two additional states agreed to settle
NPM disputes related to claims for the period 2003 to 2012. R.J. Reynolds Tobacco Company has received US$170 million in credits, which has been applied over a five-year period from 2014. During 2015, another state agreed to settle NPM disputes related to claims for the period 2004 to 2014 and included a method to determine future adjustments from 2015 forward. R.J. Reynolds Tobacco Company has received US$285 million in credits, which was applied over a four-year period from 2016. During 2016, no additional states agreed to settle
NPM disputes. During 2017, two more states agreed to settle NPM disputes related to claims for the period 2004 to 2014. R.J. Reynolds
Tobacco Company has received US$61 million in credits through the 2020 fiscal year. During 2018, nine more states agreed to settle NPM disputes related to claims for the period 2004 to 2019, with an option through 2022, subject to certain conditions. R.J. Reynolds Tobacco
Company has received US$189 million in credits for settled periods through 2017. Also, in 2018, one additional state agreed to settle NPM disputes related to claims for the period 2004 to 2024, subject to certain conditions. R.J. Reynolds Tobacco Company has received
US$213 million in credits for settled periods through 2018. In the first quarter of 2020, certain conditions set forth in the 2017 and 2018 agreements were met for those 10 states. In 2022, an additional state settled NPM disputes related to claims for the period 2005 to 2028.
It is estimated that R.J. Reynolds Tobacco Company will receive a credit of US$130 million for settled periods through 2018, which will be applied over a five-year period from 2022. In 2023, an additional state settled NPM disputes related to claims for the period 2005 to 2029.
It is estimated that R.J. Reynolds Tobacco Company will receive a credit of US$29 million for settled periods through 2018, which will be applied over a five-year period from 2024. In the first quarter of 2024, an additional state settled NPM disputes related to claims for the period 2005 to 2031. It is estimated that R.J. Reynolds Tobacco Company will receive a credit of US$11 million for settled periods through
2018, which will be applied over a five-year period from 2024. In the third quarter of 2024, an additional state settled NPM disputes related to claims for the period 2005 to 2011. It is estimated that R.J. Reynolds Tobacco Company will receive a credit of US$69 million for settled periods through 2011, which will be applied over a five-year period from 2026.
State Settlement Agreements
In 2020, R.J. Reynolds Tobacco Company recognised additional expenses under the state settlement agreements in the States of Mississippi, Florida, Texas and Minnesota. R.J. Reynolds Tobacco Company recognised US$241 million of expense for payment obligations to the State of Florida for the ITG Brands, LLC acquired brands from the date of divestiture, June 12, 2015, as a result of an unfavourable judgment. In addition, R.J. Reynolds Tobacco Company recognised US$264 million related to the resolution of claims against it in the States of Texas, Minnesota and Mississippi for payment obligations to those states for the ITG Brands, LLC acquired brands from the date of divestiture. Finally, R.J. Reynolds Tobacco Company settled certain related claims with Phillip Morris USA under the state settlement agreements in the states of Mississippi, Texas and Minnesota for US$8 million. During 2021, an additional
US$17 million expense was recognised in relation to the final resolution of the Texas and Minnesota claims. Additional information related to the resolution of these claims is included in note 31. In 2022, R.J. Reynolds Tobacco Company recognised US$37 million in additional expenses related to a settlement with Philip Morris USA resolving prior operating profit disputes under the MSA related to the ITG
Brands, LLC acquired brands.
(c) Proposed Plans in Canada
In March 2019, Imperial Tobacco Canada Limited and Imperial Tobacco Company Limited (together, ITCAN), Group subsidiaries, obtained creditor protection under the Canadian Companies’ Creditors Arrangement Act (CCAA). Under a confidential court supervised mediation process, ITCAN has since been negotiating a possible settlement of all of its outstanding tobacco litigation in Canada while continuing to run its business in the normal course.
On 17 October 2024, ITCAN’s court-appointed mediator and monitor filed a proposed plan of compromise and arrangement in the
Ontario Superior Court of Justice. Substantially similar proposed plans were also filed for Rothmans, Benson & Hedges Inc. (a subsidiary of Philip Morris International Inc.) and JTI-Macdonald Corp. (a subsidiary of Japan Tobacco International) (collectively, the Proposed
Plans).
On 31 October 2024, the court granted certain orders pursuant to which the Proposed Plans were accepted for filing. On 12 December
2024, the Proposed Plans were approved by the requisite majorities of the creditors.
Under the Proposed Plans, if ultimately sanctioned and implemented, ITCAN, Rothmans, Benson & Hedges Inc. and JTI-Macdonald Corp.
would collectively pay an aggregate settlement amount of CAD$32.5 billion (£18.0 billion).
If the Proposed Plans to settle all outstanding and future Canadian tobacco litigation are sanctioned and implemented, ITCAN is required to pay an upfront amount into the settlement fund as explained in note 24. In addition, ITCAN is required to make annual payments based on a percentage of net income after tax generated from all sources, excluding New Categories, until the aggregate settlement amount is paid (see note 24).
A provision of £6,203 million has been recognised in 2024 in relation to the above liabilities. The charge has been included in other operating expenses and treated as an adjusting item in 2024.
(d) Litigation costs
Included in other operating expenses and reported in various accounts based on the nature of the expense are costs that are collectively analysed as litigation costs. Certain litigation costs are reported as adjusting items and predominantly relate to health-related claims, including Engle progeny. These litigation costs were £157 million (2023: £96 million; 2022: £170 million). Included in 2024 is a NPM credit of
£2 million recognised for the settlement with the state of Idaho and a credit of £18 million related to the Washington portion of the 2004
NPM adjustment award.
In 2023, an NPM credit of £6 million was recognised for the settlement with the state of Iowa.
In 2022, the Group received £26 million of NPM credits related to a favourable resolution in respect of MSA litigation in the state of Illinois.
(e) Research and development
Total research and development costs, including employee benefit costs and depreciation, are £380 million (2023: £408 million;
2022: £323 million).
(f) Loss on disposal of businesses
BAT Russia
On 13 September 2023, the Group disposed of its Russian and Belarusian businesses in compliance with international and local laws. The
Group had two subsidiaries in Russia ("BAT Russia"), being JSC British American Tobacco-SPb and JSC 'International Tobacco Marketing
Services', and one subsidiary in Belarus, International Tobacco Marketing Services BY. As explained in note 27(d)(i), net held-for-sale assets of £770 million were disposed of for proceeds of £425 million, with an impairment charge of £345 million recorded at that time.
As discussed in note 6(j), the impairment charge recognised in 2022 of £554 million (net of £14 million utilised during the year) was reversed and offset by the above mentioned £345 million recorded at the date of sale, with a net reversal of impairment recognised of
£195 million.
The loss on disposal of businesses included within other operating expenses and recognised as an adjusting item in 2023 was a charge of
£548 million and included £554 million of foreign exchange reclassified from other comprehensive income (note 22(c)(i)) and associated costs of £3 million partially offset by a realised foreign exchange gain on the proceeds received of £9 million.
The total net impact after the partial reversal and loss on disposal recognised in 2023 was therefore £353 million.
BAT Pars
On 6 August 2021, the Group disposed of its Iranian subsidiary, B.A.T. Pars Company PJSC (BAT Pars). In 2022, as a result of the unwind of discounting on the deferred proceeds and a true-up on the completion of accounts, a credit of £6 million was recognised within other operating expenses as an adjusting item. In 2023, a credit of £2 million arising from the revaluation of the receivable was recognised within other operating expenses as an adjusting item.
As explained in note 17, the value of the consideration for the sale remains outstanding at 31 December 2024, and £57 million (2023:
£56 million) is recognised as a current receivable. Given the ongoing political situation, heightened sanctions and other uncertainties coupled with the passage of time the receivable has been outstanding, the Group recognised an expected credit loss within other operating expenses of £28 million as at 31 December 2023.
(g) Partial disposal of shares in ITC
On 13 March 2024, the Group announced the divestment of 12% of its equity stake in ITC Limited (ITC). Income and expenses associated with the divestment of these shares have been recognised as adjusting items within the relevant financial statement caption. Included within other operating expenses is £6 million of foreign exchange losses arising from the conversion of the net proceeds from Indian rupee to sterling which were repatriated to the UK in a series of foreign exchange transactions in the days following the sale. Refer to note 27(b)(i) for further details.
(h) Charges in respect of DOJ and OFAC investigations
On 25 April 2023, the Group announced that it had reached an agreement with the DOJ and OFAC to resolve previously disclosed investigations into suspicions of sanctions breaches. These concerned business activities relating to the Democratic People’s Republic of Korea between 2007 and 2017. The Company entered into a three-year deferred prosecution agreement (DPA) with the DOJ and a civil settlement agreement with OFAC. The DOJ’s charges against the Company − one count of conspiring to commit bank fraud and one count of conspiring to violate sanctions laws − were filed and will later be dismissed if the Company abides by the terms of the DPA.
In addition, a BAT subsidiary in Singapore, British-American Tobacco Marketing (Singapore) Private Limited, pleaded guilty to the same charges. The total amount payable to the U.S. authorities was US$635 million plus interest.
Having recognised an initial provision of £450 million (US$540 million) in 2022, the Group recognised additional charges of £75 million in
2023 and £4 million in 2024. Refer to notes 24 and 25 for further details. All charges were included within other operating expenses and recognised as adjusting items.
(i) Charges in respect of Nigerian FCCPC case
In 2022, a charge of £79 million was recognised within other operating expenses, and treated as an adjusting item, relating to the conclusion of the investigation into alleged violations of the Nigerian Competition and Consumer Protection Act and National Tobacco Control Act.
(j) Reversals/charges in respect of assets held-for-sale
On 11 March 2022, the Group announced the intention to transfer its Russian business in full compliance with international and local laws.
At that time, the Group had two subsidiaries in Russia (BAT Russia), being JSC British American Tobacco-SPb and JSC International
Tobacco Marketing Services. In September 2023, the Group formally entered into an agreement to sell the Group's Russian and Belarusian businesses to a consortium led by then members of BAT Russia’s Management team, in compliance with local and international laws. As previously announced, due to operational dependencies between BAT Russia and the Group’s subsidiary in Belarus (International Tobacco
Marketing Services BY) (BAT Belarus), the Belarusian business was included in the sale. The transaction was completed on 13 September
2023 and, since completion, the buyer consortium has wholly owned both businesses. These businesses are now known as the ITMS Group.
In accordance with IFRS 5 Non-current Assets Held For Sale and Discontinued Operations, the assets and liabilities of these subsidiaries were classified as held-for-sale at 31 December 2022 and presented as such on the balance sheet at an estimated fair value less costs to sell. An impairment charge of £554 million (and associated costs of £58 million) was recognised in other operating expenses as adjusting items in 2022. During 2023, the previously recognised impairment was reversed (net of £14 million impairment utilised), offset by the net
£345 million (being the impairment arising on disposal of £770 million net assets for sales proceeds of £425 million). This resulted in a net partial reversal of £195 million. This has been treated as a non-cash adjusting item. Further information on the sale of the Russian and
Belarusian businesses can be found in note 6(f) and note 27(d)(i).
(k) Romania and Brazil other taxes
BAT Romania
On 5 November 2024, British-American Tobacco (Romania) Investment S.R.L. (BATRI) was issued with a final assessment by the Romanian tax authority in respect of an excise audit of activities undertaken in the Ploiesti factory during the period January 2017 to February 2023.
On 12 November 2024, BATRI paid the assessed amount under the provisions of Ordinance 107/2024, which provides for cancellation of past and ongoing penalties, interest, and surcharges (ancillary obligations) if the principal amount is paid in full. The ancillary obligations have been duly cancelled. BATRI has filed an administrative appeal with the Romanian Tax Authority in respect of the findings of the audit, with a decision expected in the second half of 2025 and, if unsuccessful, the Group will consider further judicial appeal.
The Group has recognised a charge of £449 million in other operating expenses as an adjusting item, of which £390 million was paid in 2024 and a provision recognised for the remainder. Refer to note 24.
BAT Brazil
Since 2017, Souza Cruz LTDA (BAT Brazil) has been involved in a legal case over whether a 10% tax imposed on a tax benefit associated with investment grants by the Rio de Janeiro State was constitutional. In October 2023, the Supreme Court concluded on the leading case’s trial, recognising that the tax was constitutional. This decision has binding effects on all taxpayers. BAT Brazil’s individual lawsuit has not yet concluded. However, given the decision in the leading case, in 2023, £47 million was recognised in other operating expenses, as an adjusting item, to reflect the probability of an unfavourable decision. Out of the £47 million, £40 million was reported as provisions
(note 24) and £7 million was reported as trade and other payables.
In addition, in 2023, a charge of £2 million has been recognised in other operating expenses, as an adjusting item, in respect of social contributions relating to the Brazil excise case, as mentioned in note 5(b). In 2022, a charge of £12 million was recognised in other operating expenses, as an adjusting item, in respect of social contributions related to the Brazil VAT case, as mentioned in note 5(b).
(l) Marketing costs in operating expenses
Certain marketing activities, such as discounts or allowances provided to customers, are required to be deducted from revenue as explained in note 1. Other marketing expenses, such as point of sale and promotional materials, media advertising and sponsorship, and consumer research, are reported as operating expenses and have been shown in the table above.
(m) Auditor's remuneration

	2024 £m	2023 £m	2022 £m
Auditor’s remuneration
Total expense for audit services pursuant to legislation:
–fees to KPMG LLP for Parent Company and Group audit	12.0	11.4	9.4
–fees to KPMG LLP firms and associates for local statutory and Group reporting audits	9.6	9.4	11.0
Total audit fees expense - KPMG LLP firms and associates	21.6	20.8	20.4
Audit fees expense to other firms	0.1	0.2	0.2
Total audit fees expense	21.7	21.0	20.6
Fees to KPMG LLP firms and associates for other services:
–audit-related assurance services	6.8	6.9	7.1
–other assurance services	0.7	0.9	0.9
–tax advisory services	—	—	—
–tax compliance	—	—	—
–audit of defined benefit schemes of the Company	0.3	0.2	0.2
–other non-audit services	—	—	—
	7.8	8.0	8.2
The total auditor’s remuneration to KPMG firms and associates included above are £29.4 million (2023: £28.8 million; 2022: £28.6 million).
Under SEC regulations, the remuneration to KPMG firms and associates of £29.4 million in 2024 (2023: £28.8 million; 2022: £28.6 million)
is required to be presented as follows: audit fees £28.4 million (2023: £27.7 million; 2022: £27.5 million), audit-related fees £0.3 million
(2023: £0.2 million; 2022: £0.2 million), tax fees £nil million (2023: £nil million; 2022: £nil million) and all other fees £0.7 million
(2023: £0.9 million; 2022: £0.9 million). Audit-related fees are in respect of services provided to associated pension schemes. All other fees are in respect of other assurance services, including those provided over information derived from the financial information systems subject to audit